Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Aug. 31, 2013	$ 20,000,000	$ 149,000	$ (138,976)	$ 12,024
Balance, shares at Aug. 31, 2013	2,000
Net Loss			(9,584)	(9,584)
Balance at Aug. 31, 2014	$ 2,000	149,000	(148,560)	2,440
Balance, shares at Aug. 31, 2014	20,000,000
Net Loss			(84,636)	$ (84,636)
Effect of Recapitalization and acquisition of Horizon Group Holding, Inc	$ 192	(192)
Effect of Recapitalization and acquisition of Horizon Group Holding, Inc, shares	1,923,000
Balance at Aug. 31, 2015	$ 2,192	$ 148,808	$ (233,196)	$ (82,196)
Balance, shares at Aug. 31, 2015	21,923,000